Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Movement in the Reserve for Cash Flow for Hedging, Listed by the Hedged Risk	The table below shows the movement in the reserve for cash flow for hedging, listed by the hedged risk.

EUR'000	2025	2024	2023
Fair Value change of Cash flow hedges
Cumulative fair value change at 1 January	1,799	(21,559)	1,343
Fair value adjustment at year-end, net	(5,003)	13,079	(18,505)
Items recycled at year-end, net	(2,582)	1,527	(776)
Transfer of cash flow hedge reserve to property, plant and equipment	2,536	—	—
Time value adjustment at year-end, net	(5,708)	8,752	(3,621)
Cumulative fair value change at 31 December	(8,958)	1,799	(21,559)
The fair value of cash flow hedges at 31 December can be specified as follows:
Interest rate risk hedging	(9,839)	(14,945)	(11,790)
Foreign currency risk hedging	1,457	11,612	(6,148)
Foreign currency risk hedging - time value	(576)	5,132	(3,621)
Cumulative fair value change at 31 December	(8,958)	1,799	(21,559)

Schedule of Maturity Profile of the Nominal Amount of the Interest Rate Swaps, Foreign Currency Forward Contracts and Option Collars and the Fair Values	The table below shows the nominal amounts and the fair values of the interest rate swaps.

					Fair Value EUR'000
Notional amount EUR'000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Asset	Liability
2025
IRS – EURIBOR 3M	—	150,000	576,703	141,875	2,172	(10,499)
2024
IRS – EURIBOR 3M	—	—	355,117	455,625	1,286	(16,231)
2023
IRS – EURIBOR 3M	—	—	555,000	—	—	(11,790)

EUR'000				2025	2024	2023
Movements in the hedging reserve
Beginning of year				(14,945)	(11,790)	3,163
Fair value adjustment for the year				5,864	(3,265)	(14,177)
Ineffectiveness				(1,511)	—	—
Items recycled for the year				753	110	(776)
End of year				(9,839)	(14,945)	(11,790)

				Fair Value EUR'000
Notational amount USD'000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Asset	Liability
2025
FX forward contracts	162,295	48,800	—	511	—
Option collars	159,875	48,800	—	—	(576)
2024
FX forward contracts	104,545	55,398	—	6,849	—
Option collars	300,000	100,000	—	10,104	(209)
2023
FX forward contracts	150,000	50,000	—	—	(5,338)
Option collars	—	250,000	50,000	—	(4,431)

EUR'000			2025	2024	2023
Movements in the hedging reserve
Beginning of year			16,744	(9,769)	(1,820)
Fair value adjustment for the year - FX forward contracts			(6,103)	10,771	(3,518)
Fair value adjustment for the year - Option collars			(4,764)	5,573	(810)
Transfer of cash flow hedge reserve to property, plant and equipment			2,536	—	—
Items recycled for the year			(1,824)	1,417	—
Time value adjustment for the year			(5,708)	8,752	(3,621)
End of year			881	16,744	(9,769)